Convertible Debentures (Details) - USD ($)			1 Months Ended						3 Months Ended	12 Months Ended
	Jun. 01, 2020	Nov. 05, 2019	Apr. 23, 2020	Dec. 26, 2019	Nov. 30, 2019	Oct. 31, 2019	Aug. 30, 2019	Jul. 24, 2019	Apr. 01, 2020	Dec. 31, 2020	Apr. 09, 2020	Dec. 31, 2019
Convertible Debentures (Details) [Line Items]
Term of warrants										5 years
Debentures principle												$ 7,151,000
Accrued interest payment	17,133
Accrued interest			$ 680,000
Issuance expenses			156,000
Lenders [Member]
Convertible Debentures (Details) [Line Items]
Description of convertible debentures										If the Lender decided to exercise his Most Favored Nation Rights in connection with the November 2019 Public Offering, then the Lender would exchange his debentures for (i) ADSs at an exchange rate equal to $7.00, the per ADS offering price in the November 2019 Public Offering, and (ii) an even number of ADS purchase warrants at $7.70 per ADS (the “$7.70 MFN Warrants”), which $7.70 MFN Warrants were to be in form and substance identical to the warrants issued in the concurrent private placement to the November 2019 Public Offering, except for also having cashless exercise mechanism.
Exercise price of other outstanding Warrants		$ 8.00
Description of warrants					During November 2019, the lender converted debentures at an aggregate amount of approximately $1.6 million and was issued with 344,144 $7.70 MFN Warrants at expiration terms of 5 years from issuance.				the Lenders were issued 1,092,575 ADSs upon conversion of Debentures including interest at an aggregate amount of approximately $3.3 million. Also, they were issued with 1,053,417 $3.30 MFN Warrants, which can be exercised into 1,053,417 ADSs.
Repaid debentures		$ 470
Waiving amount		$ 330
Issued ADSs upon conversion of debentures												410,045
Payment included redemption			$ 836,000
Convertible debentures [Member]
Convertible Debentures (Details) [Line Items]
Issued ADSs upon conversion of debentures												16,401,808
Net amount was classified to equity												$ 3,300,000
Debentures principle												$ 3,854,000
Securities Purchase Agreement [Member] | Lenders [Member]
Convertible Debentures (Details) [Line Items]
Aggregate amount of convertible loan											$ 6,000,000
Warrants											146,341
Warrants to purchase ADSs											146,341
First tranche of loan amount received											$ 1,000,000
Second tranche of loan amount received											$ 5,000,000
Convertible debentures term										18 years
Interest per annum										8.00%
Description of convertible debentures				the Company signed an additional securities purchase agreement, according to which the Company obtained another convertible loan from the Lenders, who partially exercised their Greenshoe Option in the approximate amount of $666 thousand for each Lender, for a total of $1,332 thousand (the “December Greenshoe Debentures”). The December Greenshoe Debentures had an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. According to the agreement, the December Greenshoe Debentures as well as all previous outstanding Debentures, are convertible at $8.00, subject to adjustments. In addition, the Lenders had a Most Favored Nation Right for a subsequent financing on better terms, for the term of the Debentures, for the December Greenshoe Debentures as well as for all previous outstanding Debentures in the amount of $3,854 thousand, such that the Lenders were able to convert into the subsequent financing on a dollar-for-dollar basis or at the terms of the Company’s December 2019 registered direct offering.		the Company obtained another convertible loan from one of the Lenders, who partially exercised its Greenshoe Option in the amount of $500 thousand (the “October Greenshoe Debentures”). The October Greenshoe Debentures had an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. The October Greenshoe Debentures’ initial conversion price was $8.00 per ADS, subject to adjustments.	the Company obtained another convertible loan from one of the Lenders in the amount of $400 thousand (the “August Greenshoe Debentures”). The August Greenshoe Debentures have an 18-month term from issuance and bear interest at 8% per annum payable quarterly in cash or ADSs. Upon issuance, the August Greenshoe Debentures were convertible at $19.92. The conversion price of the August Greenshoe Debentures would reset, but not below $8 per ADS, if there was a subsequent issuance of the Company’s securities below the conversion price per share, to the price of the subsequent issuance.			The Debentures’ initial conversion price was set to $41 per ADS, and then was several times reset following triggering of an adjustment mechanism that was agreed upon in the April 2019 Agreement, setting forth that the conversion price will be reset, if there is a subsequent issuance of the Company’s securities, below the conversion price, to the price of the subsequent issuance. The Debentures contain other customary anti-dilution features, with the Black-Scholes value of the Debentures payable upon the occurrence of a fundamental transaction. The Company can redeem the Debentures after the effective date, which was set as June 4, 2019, upon a 20 trading days prior notice to the Lenders at 120% of the principal amount of the Debentures, plus accrued interest.
Warrants exercise price per ADS										$ 47.15
Warrant coverage, percentage										100.00%
Term of warrants										18 years
Expire date of subsequent financing										Jun. 05, 2020
Term of participation right in subsequent financing										12 years
Percentage of subsequent financing										50.00%
Repricing Agreement [Member] | Lenders [Member]
Convertible Debentures (Details) [Line Items]
Warrants to purchase ADSs										36,232
Warrants exercise price per ADS										$ 27.60
Exercise price of other outstanding Warrants										$ 27.60
Description of warrants								Following the execution of the Repricing Agreement, the Lenders exercised the Warrants into 36,232 ADSs (representing 1,449,280 ordinary shares of the Company) on July 24, 2019, for consideration of $1 million.
Second Repricing Agreement [Member] | Lenders [Member]
Convertible Debentures (Details) [Line Items]
Warrants to purchase ADSs							5,020
Warrants exercise price per ADS							$ 19.92
Exercise price of other outstanding Warrants							$ 19.92
Description of warrants							Following the execution of the Second Repricing Agreement, the Lender exercised the said Warrants into 5,020 ADSs (representing 200,800 ordinary shares of the Company) on August 30, 2019 for consideration of $100 thousand.
Lenders [Member]
Convertible Debentures (Details) [Line Items]
Description of convertible debentures										If the Lenders decided to exercise their Most Favored Nation Rights in connection with the December 2019 Registered Direct Offering, then the Lenders would exchange their debentures for (i) ADSs at an exchange rate equal to $3.15, the per ADS offering price in the December 2019 Registered Direct Offering, and (ii) an even number of ADS purchase warrants at $3.30 per ADS (the “$3.30 MFN Warrants”), which $3.30 MFN Warrants would be in form and substance identical to the warrants issued in the concurrent private placement to the December 2019 Registered Direct Offering.